Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated September 5, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Maren Capital LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The following disclosure is added to the list of sub‑strategies under the “Equity Hedge Strategies” heading in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus:
•
Fundamental Value Strategies, which employ investment processes designed to identify attractive opportunities in securities of companies determined by the investment manager to be inexpensive and undervalued when compared with relevant benchmarks. Investment theses are focused on identifying companies with exceptional business quality characteristics, talented management teams, and business prospects and competitive advantages including barriers to entry and pricing power, that may be underestimated by the markets. Fundamental value strategies typically focus on equities that currently generate high cash flow, but trade at discounted valuation multiples, possibly as a result of limited anticipated growth prospects or generally unfavorable conditions, which may be specific to a sector or an individual company. Fundamental value strategies may involve concentrated investments in a small number of companies and can be deployed as long only strategies or as hedged strategies involving long and short positions.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated September 5, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 31, 2023, as supplemented
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Maren Capital LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The following disclosure is added to the list of sub‑strategies under the “Equity Hedge Strategies” heading in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus:
•
Fundamental Value Strategies, which employ investment processes designed to identify attractive opportunities in securities of companies determined by the investment manager to be inexpensive and undervalued when compared with relevant benchmarks. Investment theses are focused on identifying companies with exceptional business quality characteristics, talented management teams, and business prospects and competitive advantages including barriers to entry and pricing power, that may be underestimated by the markets. Fundamental value strategies typically focus on equities that currently generate high cash flow, but trade at discounted valuation multiples, possibly as a result of limited anticipated growth prospects or generally unfavorable conditions, which may be specific to a sector or an individual company. Fundamental value strategies may involve concentrated investments in a small number of companies and can be deployed as long only strategies or as hedged strategies involving long and short positions.